Fixed Assets - Schedule of Fixed Assets (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Cost [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	€ 652,118	€ 552,260
Additions	76,980	105,222
Effect of changes in exchange rates	19,874	(5,364)
Ending balance	748,972	652,118
Cost [Member] | Solar plants [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	435,286	351,414
Additions	45,528	91,314
Effect of changes in exchange rates	2,008	(7,442)
Ending balance	482,822	435,286
Cost [Member] | Pumped storage [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	175,737	160,844
Additions	31,149	12,815
Effect of changes in exchange rates	17,866	2,078
Ending balance	224,752	175,737
Cost [Member] | Biogas plants [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	40,606	39,643
Additions	294	963
Effect of changes in exchange rates
Ending balance	40,900	40,606
Cost [Member] | Office furniture and equipment [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	489	359
Additions	9	130
Effect of changes in exchange rates
Ending balance	498	489
Depreciation [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	85,242	69,513
Effect of changes in exchange rates	36	(54)
Ending balance	93,998	85,242
Depreciation
Depreciation for the period	8,720	15,783
Depreciation [Member] | Solar plants [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	69,315	54,715
Effect of changes in exchange rates	36	(54)
Ending balance	77,491	69,315
Depreciation
Depreciation for the period	8,140	14,654
Depreciation [Member] | Pumped storage [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance
Effect of changes in exchange rates
Ending balance
Depreciation
Depreciation for the period
Depreciation [Member] | Biogas plants [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	15,636	14,592
Effect of changes in exchange rates
Ending balance	16,165	15,636
Depreciation
Depreciation for the period	529	1,044
Depreciation [Member] | Office furniture and equipment [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	291	206
Effect of changes in exchange rates
Ending balance	342	291
Depreciation
Depreciation for the period	51	85
Carrying amounts [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	566,876
Ending balance	654,974	566,876
Carrying amounts [Member] | Solar plants [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	365,971
Ending balance	405,331	365,971
Carrying amounts [Member] | Pumped storage [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	175,737
Ending balance	224,752	175,737
Carrying amounts [Member] | Biogas plants [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	24,970
Ending balance	24,735	24,970
Carrying amounts [Member] | Office furniture and equipment [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	198
Ending balance	€ 156	€ 198